Cover	Mar. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2024
Entity File Number	001-41231
Entity Registrant Name	TC Biopharm (Holdings) PLC
Entity Central Index Key	0001872812
Entity Address, Address Line One	Maxim 1
Entity Address, Address Line Two	2 Parklands Way
Entity Address, Address Line Three	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
Entity Address, Postal Zip Code	ML1 4WR
City Area Code	+44 (0) 141
Local Phone Number	433 7557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
American Depositary Shares Each Representing Twenty Ordinary Shares Nominal Value 0. 0001 Per Share [Member]
Title of 12(b) Security	American Depositary Shares, each representing twenty Ordinary Shares, nominal value £0.0001 per share
Trading Symbol	TCBP
Security Exchange Name	NASDAQ
Ordinary Shares Nominal Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Ordinary Shares, nominal value £0.0001 per share*
Trading Symbol	N/A
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	TCBPW
Security Exchange Name	NASDAQ